Condensed Consolidated Statements of Changes in Equity (Capital Deficiency) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 315,321	$ (311,321)	$ (5,375)	$ (1,375)
Balance, Shares at Dec. 31, 2014	52,553,540
Common stock issued for cash	$ 35,036	964,964		1,000,000
Common stock issued for cash, Shares	5,839,287
Issuance of warrants		200,124		200,124
Capital contribution from related party
Net loss			(1,108,564)	(1,108,564)
Balance at Dec. 31, 2015	$ 350,357	853,767	(1,113,939)	90,185
Balance, Shares at Dec. 31, 2015	58,392,827
Common stock issued for cash
Issuance of warrants		36,470		36,470
Capital contribution from related party		257,252		257,252
Effect of reverse acquisition Adjustment for reverse merger	$ 188,271	3,483,729		3,672,000
Effect of reverse acquisition Adjustment for reverse merger, Shares	31,378,552
Net loss			(837,143)	(837,143)
Balance at Dec. 31, 2016	$ 538,628	4,631,218	(1,951,082)	3,218,764
Balance, Shares at Dec. 31, 2016	89,771,379
Common stock issued for cash				250,000
Sale of common stock to related party	$ 5,172	244,828		250,000
Sale of common stock to related party, shares	862,068
Common stock issued for services	$ 1,800	52,200		54,000
Common stock issued for services, shares	300,000
Common stock issued for accounts payable	$ 36,923	911,007		947,930
Common stock issued for accounts payable, shares	6,153,684
Return of common stock for note receivable	$ (524)	(30,880)		(31,404)
Return of common stock for note receivable, shares	(87,254)
Restricted stock issued to officer	$ 600	17,400		18,000
Restricted stock issued to officer, shares	100,000
Stock option compensation		44,240		44,240
Net loss			(1,082,778)	(1,082,778)
Balance at Mar. 31, 2017	$ 582,599	$ 5,870,013	$ (3,033,860)	$ 3,418,752
Balance, Shares at Mar. 31, 2017	97,099,877